Financial Instruments (Scheduled Maturities Of Available-For-Sale Securities) (Details) (USD $) In Millions, unless otherwise specified	May 26, 2013
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	$ 24.1
Available-for-sale Securities, Market Value	24.3
Maturity, Less Than One Year
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	2.0
Available-for-sale Securities, Market Value	2.0
Maturity, One to Three Years
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	13.9
Available-for-sale Securities, Market Value	14.1
Maturity, Three to Five Years
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Cost	8.2
Available-for-sale Securities, Market Value	$ 8.2